CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Class A common stock
Temporary equity, shares outstanding (in shares)	30,650,363	0
Temporary equity, par value (in dollars per share)	$ 10.00	$ 10.00
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	3,849,637	0
Common stock, shares outstanding (in shares)	3,849,637	0
Class B common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	50,000,000	50,000,000
Common stock, shares issued (in shares)	8,625,000	8,625,000
Common stock, shares outstanding (in shares)	8,625,000	8,625,000
Common stock shares subject to forfeiture		1,125,000